UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Red Granite Advisors LLC
Address: 20 N. Clark Street
         34th Floor
         Chicago, IL  60602

13F File Number:  028-12450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew S. MacLean, JD
Title:     Chief Compliance Officer & General Counsel
Phone:     312-725-9626

Signature, Place, and Date of Signing:

  /s/  Matthew S. MacLean     Chicago, IL     February 07, 2013

RED GRANITE ADVISORS LLC IS NOW PART OF ZIEGLER LOTSOFF CAPITAL
MANAGEMENT, LLC.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:    $337,737 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1563    23865 SH       SOLE                    23865        0        0
AMAZON COM INC                 COM              023135106     9727    38774 SH       SOLE                    38774        0        0
AMERICAN EXPRESS CO            COM              025816109     8255   143611 SH       SOLE                   143611        0        0
APPLE INC                      COM              037833100    15630    29371 SH       SOLE                    29371        0        0
BIOGEN IDEC INC                COM              09062X103    10636    72663 SH       SOLE                    72663        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      281     8620 SH       SOLE                     8620        0        0
CATERPILLAR INC DEL            COM              149123101      203     2262 SH       SOLE                     2262        0        0
CELGENE CORP                   COM              151020104    12356   157459 SH       SOLE                   157459        0        0
CERNER CORP                    COM              156782104     7906   102002 SH       SOLE                   102002        0        0
CHEVRON CORP NEW               COM              166764100     8358    77287 SH       SOLE                    77287        0        0
CITRIX SYS INC                 COM              177376100     5580    85035 SH       SOLE                    85035        0        0
CLOROX CO DEL                  COM              189054109      224     3056 SH       SOLE                     3056        0        0
COCA COLA CO                   COM              191216100    10403   286967 SH       SOLE                   286967        0        0
COLGATE PALMOLIVE CO           COM              194162103     8494    81247 SH       SOLE                    81247        0        0
CONOCOPHILLIPS                 COM              20825C104     6142   105908 SH       SOLE                   105908        0        0
COSTCO WHSL CORP NEW           COM              22160K105     8832    89459 SH       SOLE                    89459        0        0
DEERE & CO                     COM              244199105    10358   119852 SH       SOLE                   119852        0        0
E M C CORP MASS                COM              268648102     7591   300027 SH       SOLE                   300027        0        0
EMERSON ELEC CO                COM              291011104    10644   200977 SH       SOLE                   200977        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108     9625   178237 SH       SOLE                   178237        0        0
EXXON MOBIL CORP               COM              30231G102    10894   125867 SH       SOLE                   125867        0        0
FASTENAL CO                    COM              311900104    13334   285834 SH       SOLE                   285834        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106      629    18069 SH       SOLE                    18069        0        0
GILEAD SCIENCES INC            COM              375558103    11233   305870 SH       SOLE                   305870        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     1180    27156 SH       SOLE                    27156        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     8537    66926 SH       SOLE                    66926        0        0
GOOGLE INC                     CL A             38259P508    13149    18588 SH       SOLE                    18588        0        0
ILLUMINA INC                   COM              452327109     6843   123099 SH       SOLE                   123099        0        0
INTEGRYS ENERGY GROUP INC      COM              45822P105      230     4395 SH       SOLE                     4395        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     7281    38013 SH       SOLE                    38013        0        0
INTUIT                         COM              461202103     7704   129532 SH       SOLE                   129532        0        0
JOHNSON & JOHNSON              COM              478160104      925    13202 SH       SOLE                    13202        0        0
KIMBERLY CLARK CORP            COM              494368103     6512    77126 SH       SOLE                    77126        0        0
LAS VEGAS SANDS CORP           COM              517834107     7984   172957 SH       SOLE                   172957        0        0
LKQ CORP                       COM              501889208     8505   403085 SH       SOLE                   403085        0        0
MCDONALDS CORP                 COM              580135101    10330   117104 SH       SOLE                   117104        0        0
MICROSOFT CORP                 COM              594918104     6555   245417 SH       SOLE                   245417        0        0
MONSANTO CO NEW                COM              61166W101     8543    90264 SH       SOLE                    90264        0        0
NEKTAR THERAPEUTICS            COM              640268108       94    12720 SH       SOLE                    12720        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109      938    14819 SH       SOLE                    14819        0        0
PRAXAIR INC                    COM              74005P104      469     4285 SH       SOLE                     4285        0        0
PRICELINE COM INC              COM NEW          741503403     8156    13147 SH       SOLE                    13147        0        0
PROCTER & GAMBLE CO            COM              742718109      592     8725 SH       SOLE                     8725        0        0
QUALCOMM INC                   COM              747525103    11358   183609 SH       SOLE                   183609        0        0
STARBUCKS CORP                 COM              855244109     4857    90558 SH       SOLE                    90558        0        0
STERICYCLE INC                 COM              858912108     8640    92629 SH       SOLE                    92629        0        0
SYSCO CORP                     COM              871829107      565    17856 SH       SOLE                    17856        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      961    22205 SH       SOLE                    22205        0        0
VISA INC                       COM CL A         92826C839    10192    67240 SH       SOLE                    67240        0        0
WAL-MART STORES INC            COM              931142103      326     4782 SH       SOLE                     4782        0        0
YUM BRANDS INC                 COM              988498101     7413   111646 SH       SOLE                   111646        0        0